SCHEDULE OF TAX LOSSES (Details)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	$ 10,066,250
Canadian non capital losses [member] | Expiring in 2029 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	1,349,090
Canadian non capital losses [member] | Expiring in 2039 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	101,573
Canadian non capital losses [member] | Expiring in 2040 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	351,131
Canadian non capital losses [member] | Expiring in 2041 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	942,144
Canadian non capital losses [member] | Expiring in 2042 [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	5,351,811
Canadian non capital losses [member] | Indefinite [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	$ 1,970,501